Deposits - Summary of Deposits (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2018		Oct. 31, 2017
Disclosure Of Deposits [Line Items]
Deposits	$ 159,797
Deposits	676,534	[1]	$ 625,367
Non interest bearing deposits [member]
Disclosure Of Deposits [Line Items]
Deposits	141		141
U.S. dollar [member]
Disclosure Of Deposits [Line Items]
Deposits	219,195		216,018
Chile, Pesos
Disclosure Of Deposits [Line Items]
Deposits	22,731		11,066
Mexico, Pesos [member]
Disclosure Of Deposits [Line Items]
Deposits	18,341		17,156
Other Foreign Currencies [member]
Disclosure Of Deposits [Line Items]
Deposits	$ 79,582		$ 70,217

[1]	The amounts for the year ended October 31, 2018 have been prepared in accordance with IFRS 9; prior period amounts have not been restated (refer to Notes 3 and 4).